As filed with the Securities and Exchange Commission on November 11, 2003

Registration No. 333-105787

                             U.S. SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C. 20549

                                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / X /

PRE-EFFECTIVE AMENDMENT NO. __                                /   /

POST-EFFECTIVE AMENDMENT NO. 1                                / X /

                             OPPENHEIMER GLOBAL FUND
                    (Exact Name of Registrant as Specified in Charter)
                    6803 South Tucson Way, Centennial, Colorado 80112
                         (Address of Principal Executive Offices)

                               303-768-3200
                           (Registrant's Telephone Number)

                           Robert G. Zack, Esq.
                        Senior Vice President & General Counsel
                             OppenheimerFunds, Inc.

      Two World Financial Center, 225 Liberty Street, New York, New York 10080

                                (212) 323-0250
                       (Name and Address of Agent for Service)

    As soon as practicable after the Registration Statement becomes effective.
                      (Approximate Date of Proposed Public Offering)

Title of  Securities  Being  Registered:  Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Global Fund.

This filing was declared effective on July 18, 2003.

No filing fee is due  because of  reliance  on Section  24(f) of the  Investment
Company Act of 1940.

                           CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Shareholder  Letter:  Incorporated  by  Reference  to  Filing  of that  document pursuant  to Rule  497 and by  Oppenheimer  Europe  Fund  (as  definitive  proxy material) pursuant to Rule 14-a-6 on August 8, 2003 (File No. 333-105787).

Part A

Proxy Statement for Oppenheimer Europe Fund and

Prospectus for Oppenheimer  Global Fund including  Exhibit A (Agreement and Plan of Reorganization  between  Oppenheimer Europe Fund and Oppenheimer Global Fund)
and  Exhibit  B   (Principal   Shareholders):   Incorporated   by  Reference  to
Registrant's  Filing of that  document  pursuant to Rule 497 and by  Oppenheimer
Europe Fund (as definitive proxy material)  pursuant to Rule 14-a-6 on August 8,
2003 (File No. 333-105787).

Proxy Card:  Incorporated by Reference to  Registrant's  Filing of that document pursuant  to Rule  497 and by  Oppenheimer  Europe  Fund  (as  definitive  proxy material) pursuant to Rule 14-a-6 on August 8, 2003 (File No. 333-105787).

Voting Instructions:  Incorporated by Reference to Pre-Effective Amendment No. 1
to Registrant's Registration Statement on Form N-14 (Reg. No. 333-105787), filed
June 6, 2003.

Part B

Statement of Additional Information:  Incorporated by reference, in its entirety to Part B of Form N-14, filed with Pre-Effective Amendment No. 1 to Registrant's
Registration Statement on Form N-14 (Reg. No. 333-105787), filed June 6, 2003.

Part C

Other Information: Filed herewith.
Signatures: Filed herewith.
Exhibits: Filed herewith.

                                              OPPENHEIMER GLOBAL FUND

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

Item 15. Indemnification
------------------------

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Amended and Restated Declaration of Trust filed by cross-reference to Exhibit 16
(1) to this Registration Statement, incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 16. Exhibits
-----------------

(1)  (i)  Amended  and  Restated  Declaration  of  Trust  dated  as of  11/5/96:
Previously filed with Pre-Effective Amendment No. 2 to Registrant's Registration
Statement on Form N-14 (Reg. No. 333-105787),  7/14/03,  and incorporated herein by reference.

(ii) Amendment No. 1 to Amended and Restated Declaration of Trust dated 8/15/02:
Previously filed with Registrant's  Post-Effective Amendment No. 77, 11/18/02 to
its  Registration  Statement on Form N-1A (Reg. No.  2-31661),  and incorporated herein by reference.

(2)  By-Laws  Amended  as  of  12/14/00:   Previously  filed  with  Registrant's
Post-Effective  Amendment No. 77, 11/18/02 to its Registration Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(3) N/A.

(4) Agreement and Plan of Reorganization  dated April 17, 2003: See Exhibit A to
Part A of this Registration Statement, incorporated herein by reference.

(5) (i) Specimen Class A Share  Certificate:  Previously filed with Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(ii) Specimen  Class B Share  Certificate:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(iii) Specimen Class C Share  Certificate:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(iv) Specimen  Class N Share  Certificate:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(v)  Specimen  Class Y Share  Certificate:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(6) Amended and Restated  Investment  Advisory  Agreement  dated as of 01/19/01:
Previously filed with Registrant's  Post-Effective  Amendment No. 75, 1/18/01 to
its  Registration  Statement on Form N-1A (Reg. No.  2-31661),  and incorporated herein by reference.

(7) (i) General  Distributor's  Agreement dated 12/10/92:  Previously filed with
Registrant's  Post-Effective  Amendment  No.  59,  1/29/93  to its  Registration
Statement  on  Form  N-1A  (Reg.  No.   2-31661),   refiled  with   Registrant's
Post-Effective  Amendment No. 63, 12/1/94 to its Registration  Statement on Form
N-1A  (Reg.  No.  2-31661),   pursuant  to  Item  102  of  Regulation  S-T,  and
incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(8) (i) Amended and  Restated  Retirement  Plan for  Non-Interested  Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/25/01, and incorporated herein by reference.

(ii) Form of Deferred  Compensation Plan for  Disinterested  Trustees/Directors:
Previously  filed  with  Post-Effective  Amendment  No.  26 to the  Registration
Statement  of  Oppenheimer  Gold & Special  Minerals  Fund (Reg.  No.  2-82590),
10/28/98, and incorporated by reference.

(9) (i) Amended and Restated Custody Agreement dated 11/12/92:  Previously filed with  Registrant's  Post-Effective  Amendment  No.  59,  1/29/93,  refiled  with
Registrant's  Post-Effective Amendment No. 63, 12/1/94,  pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

(ii) Foreign Custody Manager  Agreement  between  Registrant and The Bank of New
York:  Previously filed with  Pre-Effective  Amendment No. 2 to the Registration
Statement of Oppenheimer  World Bond Fund (Reg.  No.  333-48973),  4/23/98,  and
incorporated herein by reference.

(10)(i)  Service  Plan and  Agreement  for Class A Shares  dated as of  6/10/93:
Previously filed with Registrant's  Post-Effective Amendment No. 60, 11/24/93 to
its  Registration  Statement on Form N-1A (Reg. No.  2-31661),  and incorporated herein by reference.

(i)(a) Amended and Restated  Service Plan and Agreement for Class A shares dated
6/14/02   pursuant   to  Rule   12b-1:   Previously   filed  with   Registrant's
Post-Effective  Amendment No. 77, 11/18/02 to its Registration Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(ii)  Distribution and Service Plan and Agreement for Class B Shares dated as of
2/20/97   pursuant   to  Rule   12b-1:   Previously   filed  with   Registrant's
Post-Effective  Amendment No. 70, 9/15/98 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(iii) Distribution and Service Plan and Agreement for Class C Shares dated as of
2/20/97   pursuant   to  Rule   12b-1:   Previously   filed  with   Registrant's
Post-Effective  Amendment No. 70, 9/15/98 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(iv)  Distribution  and Service  Plan  Agreement  for Class N Shares dated as of
11/19/01:  Previously filed with Registrant's  Post-Effective  Amendment No. 76,
1/22/02 to its  Registration  Statement  on Form N-1A (Reg.  No.  2-31661),  and
incorporated herein by reference.

(11)  Opinion  and  Consent  of  Counsel to  Registrant:  Previously  filed with
Pre-Effective  Amendment No. 2 to  Registrant's  Registration  Statement on Form
N-14 (Reg. No. 333-105787), 7/14/03, and incorporated herein by reference.

(12) Tax Opinion Relating to the Reorganization: Filed herewith.

(13) N/A.

(14) Consent of Tax Expert: Filed herewith.

(15) N/A.

(16)(i)  Powers of Attorney for all  Trustees/Directors  and Principal  Officers
except  for  Joel W.  Motley  and  John V.  Murphy  (including  Certified  Board
Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No.  1 to  the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176),
10/5/00, and incorporated herein by reference.

(ii) Power of Attorney for John Murphy (including  Certified Board  Resolution):
Previously  filed  with  Post-Effective  Amendment  No.  41 to the  Registration
Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 10/22/01, and
incorporated herein by reference.

(iii)  Power  of  Attorney  for  Joel  W.  Motley  (including   Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  8 to  the
Registration  Statement of  Oppenheimer  International  Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

Item 17. Undertakings
---------------------

N/A.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 10th day of
November, 2003.

                          OPPENHEIMER GLOBAL FUND

                          By:  /s/ John V. Murphy*
                       ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures                           Title                     Date
----------                           -----                     ----

/s/ Clayton K. Yeutter*            Chairman of the

----------------------------       Board of Trustees       November 10, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*               Vice Chairman of the    November 10, 2003
-------------------------          Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                President, Principal

--------------------------         Executive Officer       November 10, 2003
John V. Murphy                     & Trustee

/s/ Brian W. Wixted*               Treasurer, Principal    November 10, 2003
-------------------------          Financial and
Brian W. Wixted                    Accounting Officer

/s/ Robert G. Galli*               Trustee                 November 10, 2003

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*          Trustee                 November 10, 2003

---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*                Trustee                 November 10, 2003

------------------------
Joel W. Motley

/s/ Kenneth A. Randall*            Trustee                 November 10, 2003

----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*               Trustee                 November 10, 2003

-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*      Trustee                 November 10, 2003

---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                              OPPENHEIMER GLOBAL FUND

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

16   (12)         Tax Opinion Relating to the Reorganization

16   (14)                  Consent of Tax Expert